SCHEDULE OF EARNINGS PER SHARE ANTI DILUTIVE (Details) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents	286,169,098
Series B Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents	147,013,500
Series C Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents	7,010,000
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents	5,005,000
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents	108,734
Convertible Debt [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents	127,031,864